Material accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Short-term leases for which recognition exemption has been used, period	12 months
Recognition exemption threshold	$ 5
Weichai Ballard JV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investment fair value cost	$ 0